Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 29, 2012
The Teberg Fund (Prospectus Summary): | The Teberg Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE TEBERG FUND
Supplement Text	ck0001027596_SupplementTextBlock

December 19, 2012

THE TEBERG FUND

A series of Advisors Series Trust (the “Trust”)

Supplement to the Prospectus

and Statement of Additional Information (“SAI”)

Dated July 29, 2012

•     Effective December 20, 2012, the Fund’s expense cap on net annual fund operating expenses will be reduced from 2.50% to 1.75% of the Fund’s average daily net assets, excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses.  This contractual reduction will be in effect for a minimum term of one year and any future increase requires the prior approval of the Trust’s Board of Trustees and notice to shareholders.

In connection with this reduction, the “Fees and Expenses of the Fund” section on page 1 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	224.14%
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 224.14% of the average value of its portfolio.

Supplement Closing	ck0001027596_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus.
The Teberg Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEBRX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%	[2]
Subtotal Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	2.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[3]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	241
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,026

[1]	While the Fund has adopted a Rule 12b-1 Distribution Plan which authorizes the payment of up to 0.25% of the Fund’s average daily net assets for distribution and servicing activities, the Fund has determined not to pay any Rule 12b-1 fees through at least July 28, 2014.
[2]	Other Expenses have been restated to reflect current fees as if they had been in effect during the previous fiscal year.
[3]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the current operating expenses of the Fund and does not include Acquired Fund Fees and Expenses (“AFFE”).
[4]	First Associated Investment Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.75% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least July 28, 2014, and may be terminated only by the Trust’s Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap. Additionally, the Advisor has contractually agreed to reduce its management fee in the amount of any Rule 12b-1 fees received from transactions involving the Fund. The Advisor will pay to the Fund the amount of any such Rule 12b-1 fees and for the fiscal year ended March 31, 2012, this amounted to 0.04%. This management fee reduction will remain in effect at least through July 28, 2022, and may be terminated only with the consent of the Fund’s Board of Trustees.